Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2021
Contracts, acquisitions and agreements
Contracts, Acquisitions And Agreements

20. Contracts, acquisitions and agreements

20.1. Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermal generation plants, such as (i) General Electric, which is in charge of the maintenance of the Nuevo Puerto Combined Cycle plant, and part of the Mendoza based units, and (ii) Siemens, which is in charge of the maintenance of the combined cycle unit based in Mendoza site, the Thermal Station Brigadier López and Luján de Cuyo and Terminal 6 San Lorenzo cogeneration units.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

20.2. Agreement for supplying electricity and steam to YPF

As from January 1999 and for a 20-year term, our Luján de Cuyo plant supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam supply agreement. Under this agreement YPF supplies the Luján de Cuyo plant with the fuel and water needed for operation of the plant.

On February 8, 2018, we signed an agreement to extend the aforementioned agreement with YPF for a period of up to 24 months or up to the start of commercial operation of the new Luján de Cuyo co-generation unit, which is described in Note 20.7, whatever occurs first. This way, this agreement was valid up to September 24, 2019 since the new cogeneration commenced supplying steam to YPF on September 25, 2019, the new steam agreement entering into force on October 5, 2019.

20.3. Acquisition of Siemens gas turbine

On December 18, 2014, the Company acquired from Siemens a gas turbine for electric power generation composed by a turbine and a generator with 286 MW output power, and the proper ancillary equipment and maintenance and assistance services. This equipment was used in the cogeneration project called "Terminal 6 San Lorenzo", which is described in Note 20.7.

20.4. Acquisition of General Electric gas turbine

On March 13th, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

20.5. Acquisition of two Siemens gas turbines

On May 27th, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298 MW output power, and the proper ancillary equipment and maintenance and assistance services.

During September 2021, the Company sold such equipment to UNIPER KRAFTWERKE GMBH and UNIPER HUNGARY Kft. for the amount of USD 33,750,000.

20.6. Renewable Energy generation farms

In 2017 the Group entered into a power purchase agreement with CAMMESA for La Castellana and Achiras wind farms for a 20-year term as from the launch of the commercial operations. Likewise, during 2018 the Group entered into a power purchase agreement with CAMMESA for La Genoveva wind farm for a 20-year term as from the launch of the commercial operations.

Regarding wind farm La Castellana II, the Group entered into supply agreements with Rayen Cura S.A.I.C. for a 7-year term and approximately 35,000 MWh/year volume, with Metrive S.A. for a 15-year term and 12,000 MWh/year volume, with N. Ferraris for a 10-year term and 6,500 MWh/year volume and with Banco de Galicia y Buenos Aires S.A. for a 10-year term to supply energy demand for approximately 4,700 MWh/year.

Regarding wind farm La Genoveva II, the Group entered into supply agreements with Aguas y Saneamiento S.A. (AYSA) for a 10-year term from the beginning of operations date of the wind farm and approximately 87.6 GWh/year volume, with PBB Polisur S.R.L. (Dow Chemical) for a term of 6 years and an estimated volume of 80 GWh/year, with Farm Frites for a 5-year term and 9.5 GWh/year volume and with BBVA for a 5-year term and 6 GWh/year volume.

Regarding wind farm Manque, the Group entered into a power purchase agreement with Cervecería y Maltería Quilmes SAICAyG (“Quilmes”) for the wind farm Manque for a 20-year term as from the launch of the commercial operations and for an estimated volume of 235 GWh per year.

Regarding the wind farm Los Olivos, the Group entered into power purchase agreements with S.A. San Miguel A.G.I.C.I. y F., Minera Alumbrera Limited and SCANIA Argentina S.A.U. for a 10-year term as from the launch of commercial operations, to supply them 8.7 GWh/year, 27.4 GWh/year and 20.2 GWh/year, respectively.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

Moreover, the Group has entered into agreements with Vestas Argentina S.A. for the operation and maintenance of La Genoveva I, La Genoveva II, La Castellana II, Manque and Los Olivos wind farms for a 5- year term.

20.7. Awarding of co-generation projects

On September 25, 2017, the Company was awarded through Resolution SEE 820/2017 with two co-generation projects called “Terminal 6 San Lorenzo” with a capacity of 330 MW and Luján de Cuyo (within our Luján de Cuyo plant) with a capacity of 93 MW.

On January 4, 2018, the Company entered into power purchase agreements with CAMMESA for each of the mentioned projects for a 15-year term as from the launch of commercial operations. The Group has posted a guarantee for the fulfillment of the “Terminal 6 San Lorenzo” cogeneration project.

On December 15, 2017, we executed a new steam supply contract with YPF for a 15-year term that began when the new co-generation unit at our Luján de Cuyo plant started operations.

Also, on December 27, 2017, we entered into a steam supply agreement with T6 Industrial S.A. for the new co-generation unit at our Terminal 6 San Lorenzo plant for a 15 year-term counted as from the commencement of the cogeneration unit’s commercial operations.

On October 5, 2019, the commercial operation of the new cogeneration unit Luján de Cuyo started. On November 21, 2020, the open cycle commercial operation of cogeneration unit Terminal 6 San Lorenzo started, while on August 15, 2021, the power station launched operations at combined cycle. On October 31, 2021, commencement of the cogeneration unit’s commercial operations was completed as the steam supply agreement commenced.

20.8. Purchase of natural gas for generation

As accepted under Regulation SGE No. 70/2018 described in Note 1.2.d), the Company reinstated its activities towards purchasing natural gas as from late November 2018, in order to supply its generation stations. As from December 2018, all natural gas used by the Company was purchased to producers and distributors directly, as well as the transported associated to those consumptions. The Company’s main natural gas providers were YPF, Tecpetrol, Total, Metroenergía and Pluspetrol, among others.

As from December 30, 2019, as stated in Note 1.2.d), the Ministry of Productive Development decided to centralize the purchase of fuel to generate electrical energy through CAMMESA, repealing Resolution No. 70/2018 of the former Secretariat of Energy. The scope of this new measure is for the WEM generation units that commercialize their energy and power in the spot market.

20.9. Acquisition of Thermal Station Brigadier López

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), which has been awarded to the Company, on June 14, 2019 the transfer agreement of the production unit that is part of Brigadier López Thermal Station and of the premises on which the Station is located, was signed, including: a) production unit for the Station, which includes personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the Station operation and use; b) IEASA’s contractual position in executed contracts (including turbogas and turbosteam supplying contracts with CAMMESA and the financial trust agreement signed by IEASA as trustor, among others); c) permits and authorizations in effect related to the Station operation; and d) the labor relationship with the transferred employees.

The Station currently has a Siemens gas turbine of 280.5 MW. According to the tender specifications and conditions, it is expected to supplement the gas turbine with a boiler and a steam turbine to reach the closing of the combined cycle, which will generate 420 MW in total.

The cycle closing works’ finishing is pending.